Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Trade and Other Receivables
	2025	2024

Trade Receivables	7,339	657
Accrued Income	19,212	29,443
Other advances	2,239	43,618
Less: allowance for credit losses	-	(2,603)
Total trade and other receivables	28,790	71,115